January 15, 2008
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 7 to its Registration Statement under the 1940 Act (“Amendment No. 5”).
Amendment No. 5 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and it is anticipated that the Trust will request acceleration of the filing pursuant to Rule 461 under the 1933 Act to be declared effective on February 29, 2008. The purpose of this filing is to register the John Hancock Rainier Growth Fund (the “Fund”), a series of the Trust, in conjunction with the effectiveness of the Trust’s Form N-14, anticipated to go effective on February 29, 2008.
The Form N-14 contains information regarding the proposed reorganization of the Rainier Large Cap Growth Equity Portfolio, a series of Rainier Investment Management Mutual Funds (Securities and Exchange Commission Accession Number: 0000894189-07-002039), into the acquiring Fund.
For each prospectus included in Amendment No. 5, the risk/return summary of the Fund is substantially similar to that of the Rainier Large Cap Growth Equity Portfolio.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Al Ouellette at 617-663-4324.
Sincerely,
/s/David D. Barr
David D Barr, Esq.
Assistant Secretary and Counsel